ASSET AND LIABILITIES HELD FOR SALE - Disclosure of detailed information about fair value less cost to sell and carry value (Details) - Mina Bolanitos [Member] $ in Millions	Jan. 15, 2026 USD ($)
Asset And Liabilities Held For Sale [Line Items]
Upfront consideration	$ 55.4
Deferred payment	7.6
Less: costs to sell	(0.1)
Fair value less cost to sell	62.9
Carrying value of net assets disposed	28.2
Gain on disposal	$ 34.7